Leases - Schedule of Maturity Analysis of Operating Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within one year	$ 227
One to three years	326
Three to five years	29
Total future minimum lease payments	582
Less: imputed interest	(28)
Total	$ 554	$ 61